Related-party Transactions- Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Purchases of goods, related party transactions	$ 1,258	$ 1,079	$ 3,532
Key management Personnel Compensation Director	150	150	150
Cheng Mei Materials Technology Corporation
Statement [line items]
Purchases of goods, related party transactions	$ 1,258	$ 1,079	$ 3,469